LONG-TERM INVESTMENTS - Equity method investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LONG-TERM INVESTMENTS
Revenue	$ 258,897	$ 182,603	$ 352,860
Gross profit	99,190	70,234	92,358
Net income/(loss)	(40,068)	(75,808)	(31,086)
Net income/(loss) attributable to ordinary shareholders	(40,068)	(75,733)	(31,020)
Current assets	1,559	235
Non-current assets	3,718	4,607
Current liabilities	286,844	195,367
Equity method investments
LONG-TERM INVESTMENTS
Revenue	27,051	13,447	32,966
Gross profit	9,532	674	12,028
Income/(loss) from operations	(5,273)	(10,841)	1,036
Net income/(loss)	(5,535)	(10,522)	1,987
Net income/(loss) attributable to ordinary shareholders	(5,935)	(10,522)	$ 1,987
Current assets	175,874	193,138
Non-current assets	33,961	26,923
Current liabilities	21,642	15,547
Non-current liabilities	$ 284	$ 865